Risk management - Summary of Reconciliation of Change in Fair Value of Financial Instruments Outstanding (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of year	$ 9
Unrealized gain (loss) on financial instruments:
Total fair value, end of year		$ 9
Total fair value consists of the following:
Current asset portion		9
Total fair value, end of year		9
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of year	9	(50)
Unrealized gain (loss) on financial instruments:
Commodity collars and swaps	(9)	43
Foreign exchange forwards		(2)
Cross currency swaps		18
Total fair value, end of year	0	9
Total fair value consists of the following:
Current asset portion	0	9
Total fair value, end of year	$ 0	$ 9